Intangible assets, net - Schedule of Intangible assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amortized intangible assets with finite lives:
Cost	¥ 4,028		¥ 3,425
Less: Accumulated depreciation and amortization	(476)		0
Intangible assets, net	3,552	$ 487	3,425
Trademarks [Member]
Amortized intangible assets with finite lives:
Cost	3,454		3,425
Customer Relationships [Member]
Amortized intangible assets with finite lives:
Cost	484		0
Website [Member]
Amortized intangible assets with finite lives:
Cost	¥ 90		¥ 0